Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000117696 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117696 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000117696 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000117696 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000117696 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000117696 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000117696 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000117696 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000117696 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000117696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000117696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000117696 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000117696 | Media
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000117696 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.18%
C000117696 | Banking
Holdings [Line Items]
Percent of Net Asset Value	16.67%
C000117696 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.63%
C000117696 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117696 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000117696 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000117696 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000117696 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000117696 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000117696 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000117696 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000117696 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000117696 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000117696 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000117696 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000117696 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000117696 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000117696 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000117696 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000117696 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000117696 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000117696 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.94%
C000117696 | Greece
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000117696 | India
Holdings [Line Items]
Percent of Net Asset Value	16.23%
C000117696 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000117696 | China
Holdings [Line Items]
Percent of Net Asset Value	23.06%
C000117697 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117697 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000117697 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000117697 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000117697 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000117697 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000117697 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000117697 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000117697 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000117697 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000117697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000117697 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000117697 | Media
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000117697 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.18%
C000117697 | Banking
Holdings [Line Items]
Percent of Net Asset Value	16.67%
C000117697 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.63%
C000117697 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117697 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000117697 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000117697 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000117697 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000117697 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000117697 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000117697 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000117697 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000117697 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000117697 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000117697 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000117697 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000117697 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000117697 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000117697 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000117697 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000117697 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000117697 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.94%
C000117697 | Greece
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000117697 | India
Holdings [Line Items]
Percent of Net Asset Value	16.23%
C000117697 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000117697 | China
Holdings [Line Items]
Percent of Net Asset Value	23.06%
C000117698 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117698 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000117698 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000117698 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000117698 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000117698 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000117698 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000117698 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000117698 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000117698 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000117698 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000117698 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000117698 | Media
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000117698 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.18%
C000117698 | Banking
Holdings [Line Items]
Percent of Net Asset Value	16.67%
C000117698 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.63%
C000117698 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117698 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000117698 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000117698 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000117698 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000117698 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000117698 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000117698 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000117698 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000117698 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000117698 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000117698 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000117698 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000117698 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000117698 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000117698 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000117698 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000117698 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000117698 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.94%
C000117698 | Greece
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000117698 | India
Holdings [Line Items]
Percent of Net Asset Value	16.23%
C000117698 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000117698 | China
Holdings [Line Items]
Percent of Net Asset Value	23.06%
C000163394 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000163394 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000163394 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000163394 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	7.37%
C000163394 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000163394 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000163394 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000163394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000163394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.63%
C000163394 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000163394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000163394 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.74%
C000163394 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000163394 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000163394 | RETAIL & WHOLESALE - STAPLES
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000163394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000163394 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163394 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.94%
C000163394 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000163394 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000163395 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000163395 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000163395 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000163395 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	7.37%
C000163395 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000163395 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000163395 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000163395 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000163395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.63%
C000163395 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000163395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000163395 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.74%
C000163395 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000163395 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000163395 | RETAIL & WHOLESALE - STAPLES
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000163395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000163395 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163395 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.94%
C000163395 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000163395 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000163396 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000163396 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000163396 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000163396 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	7.37%
C000163396 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000163396 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000163396 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000163396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000163396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.63%
C000163396 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000163396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000163396 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.74%
C000163396 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000163396 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000163396 | RETAIL & WHOLESALE - STAPLES
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000163396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000163396 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163396 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.94%
C000163396 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000163396 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000018479 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000018479 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000018479 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000018479 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000018479 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000018479 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000018479 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	10.63%
C000018479 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000018479 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000018479 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000018479 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000018479 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000018479 | Banking
Holdings [Line Items]
Percent of Net Asset Value	10.24%
C000018479 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018479 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000018479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.31%
C000018479 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000018479 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000018479 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.92%
C000018479 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000018479 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000018479 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000018480 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000018480 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000018480 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000018480 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000018480 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000018480 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000018480 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	10.63%
C000018480 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000018480 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000018480 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000018480 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000018480 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000018480 | Banking
Holdings [Line Items]
Percent of Net Asset Value	10.24%
C000018480 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018480 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000018480 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.31%
C000018480 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000018480 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000018480 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.92%
C000018480 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000018480 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000018480 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000018478 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000018478 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000018478 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000018478 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000018478 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000018478 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000018478 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	10.63%
C000018478 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000018478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000018478 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000018478 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000018478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000018478 | Banking
Holdings [Line Items]
Percent of Net Asset Value	10.24%
C000018478 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018478 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000018478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.31%
C000018478 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000018478 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000018478 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.92%
C000018478 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000018478 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000018478 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000018482 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.25%
C000018482 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000018482 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000018482 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018482 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018482 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018482 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000018482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.51%
C000018482 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000018482 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000018482 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000018482 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000018482 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000018482 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000018482 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	10.11%
C000018482 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.93%
C000018482 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000018482 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018482 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000018482 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000018482 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000018482 | China
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000018482 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000018482 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000018482 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.47%
C000018482 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000018482 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018482 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000018482 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000018482 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000018482 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000018482 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000018482 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000018482 | France
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000018482 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.71%
C000018483 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.25%
C000018483 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000018483 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000018483 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018483 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018483 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018483 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000018483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.51%
C000018483 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000018483 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000018483 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000018483 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000018483 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000018483 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000018483 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	10.11%
C000018483 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.93%
C000018483 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000018483 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018483 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000018483 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000018483 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000018483 | China
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000018483 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000018483 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000018483 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.47%
C000018483 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000018483 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018483 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000018483 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000018483 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000018483 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000018483 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000018483 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000018483 | France
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000018483 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.71%
C000018481 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.25%
C000018481 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000018481 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000018481 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018481 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018481 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018481 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000018481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.51%
C000018481 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000018481 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000018481 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000018481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000018481 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000018481 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000018481 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	10.11%
C000018481 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.93%
C000018481 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000018481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018481 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000018481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000018481 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000018481 | China
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000018481 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000018481 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000018481 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.47%
C000018481 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000018481 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018481 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000018481 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000018481 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000018481 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000018481 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000018481 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000018481 | France
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000018481 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.71%
C000079421 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000079421 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000079421 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000079421 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.03%
C000079421 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000079421 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000079421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000079421 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	15.02%
C000079421 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000079421 | Banking
Holdings [Line Items]
Percent of Net Asset Value	25.43%
C000079421 | MUTUAL FUND
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000079421 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079420 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000079420 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000079420 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000079420 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.03%
C000079420 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000079420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000079420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000079420 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	15.02%
C000079420 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000079420 | Banking
Holdings [Line Items]
Percent of Net Asset Value	25.43%
C000079420 | MUTUAL FUND
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000079420 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079419 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000079419 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000079419 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000079419 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.03%
C000079419 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000079419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000079419 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000079419 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	15.02%
C000079419 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000079419 | Banking
Holdings [Line Items]
Percent of Net Asset Value	25.43%
C000079419 | MUTUAL FUND
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000079419 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117699 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000117699 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000117699 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000117699 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000117699 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000117699 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000117699 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000117699 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000117699 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117699 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000117699 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000117699 | Media
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000117699 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000117699 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000117699 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000117699 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000117699 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000117699 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117699 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000117699 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.17%
C000117699 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000117699 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000117700 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000117700 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000117700 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000117700 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000117700 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000117700 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000117700 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000117700 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000117700 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117700 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000117700 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000117700 | Media
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000117700 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000117700 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000117700 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000117700 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000117700 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000117700 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117700 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000117700 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.17%
C000117700 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000117700 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000117701 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000117701 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000117701 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000117701 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000117701 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000117701 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000117701 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000117701 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000117701 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117701 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000117701 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000117701 | Media
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000117701 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000117701 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000117701 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000117701 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000117701 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000117701 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117701 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000117701 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.17%
C000117701 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000117701 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.92%